SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. These financial statements and accompanying notes represent the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) in all material respects. We have applied them consistently to prepare the accompanying financial statements.

The results for the three months ended September 30, 2025, and 2024 are not necessarily indicative of the results of operations for the full year. These financial statements and related footnotes should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10K for the year ended December 31, 2024, filed with the Securities and Exchange Commission on April 10, 2024.

Basis of Presentation and Principles of Consolidation

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. Such financial statements and accompanying notes represent the Company’s management, which is responsible for its integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) in all material respects. We have applied them consistently in preparing the accompanying financial statements.

Financial Statement Preparation and Use of Estimates

Financial Statement Preparation and Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Financial Statement Preparation and Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include Cash on hand, deposits at banking institutions, and all highly liquid short-term investments with original maturities of 90 days or less. The Company had cash balances of $349,282 and $76,356 as of September 30, 2025, and December 31, 2024, respectively.

Cash and Cash Equivalents

Cash and cash equivalents include Cash on hand, deposits at banking institutions, and all highly liquid short-term investments with original maturities of 90 days or less. The Company had a cash balance of $76,356 and $472,509 as of December 31, 2024, and 2023.

Accounts Receivable

Accounts Receivable

Accounts Receivable mainly consist of amounts owed by eleven (11) customers. In some cases, customer receivables are due immediately upon demand; however, in most cases, the Company offers net 45 terms (n/45), where payment is due in full 45 days after the invoice date. The Company bases the allowance for doubtful accounts on its assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering historical experience, credit quality, the age of accounts receivable balances, economic conditions that may affect a customer’s ability to pay and expected default rates. Trade receivables are written off when they are considered uncollectible.

As of September 30, 2025, and December 31, 2024, management determined that the allowance for doubtful accounts was $1,379,519, respectively. The bad debt expense for the nine months ended September 30, 2025, and 2024 was $2,822 and $5,064, respectively.

Accounts Receivable

Accounts Receivable primarily represent the amount due from six (6) customers. In some cases, the customer receivables are due immediately on demand; however, in most cases, the Company offers net 30 terms or n/30 or net 60 terms or n/60, where the payment is due in full 30 or 60 days after the invoice’s date. The Company bases the allowance for doubtful accounts on its assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering historical experience, credit quality, the accounts receivable balances’ age, and economic conditions that may affect a customer’s ability to pay and expected default frequency rates. Trade receivables are written off at the point when they are considered uncollectible.

On December 31, 2024, and 2023, management determined that the allowance for doubtful accounts was $1,379,519 and $1,216,204, respectively. The fiscal year’s bad debt expense ended December 31, 2024, and 2023 was $25,928 and $753,475, respectively.

Office Lease

Office Lease

Effective May 21, 2020, the Company’s new corporate address was 1800 Century Park East, Suite 600, Los Angeles, CA 90067 (“California Lease”). The Company has signed the California Lease on a month-to-month basis, entitling it to use the office and conference space as needed. The new lease is $229 per month and is included in general and administrative expenses. For the nine months ended September 30, 2025, and 2024, the office’s rent payment was $1,374 in each period and was included in General and Administrative expenses.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Our typical customers are advertising agencies classified under SIC 7319, which advertise using media but do not provide creative services (such as media buying services, including online traffic from EvaMedia). We also work with businesses (as described under NAICS 541810) that are organized to provide a full range of services, including advice, creative services, account management, production of advertising materials, media planning, and buying (i.e., advertising).

The Company earns revenue from advertisers by signing purchase or insertion orders based on Standard Terms and Conditions for Internet Advertising for Media Buys One Year or Less, Version 3.0, as defined in 4’s/IAB. Such terms and conditions are intended to provide media companies and advertising agencies with an acceptable standard for conducting business. When incorporated into an insertion order, this protocol represents the shared understanding of the Company and its customers regarding the conduct of business. The Company may also sign additional documents to cover sponsorships and other arrangements involving content association, integration, and special production. The Company considers an insertion order with its customers to be a binding contract, or other similar documentation that reflects the terms and conditions under which it provides products or services. As a result, the Company considers the insertion order persuasive evidence of an arrangement. Each insertion is specific to the customer, defines each party’s fee schedule, duties, and responsibilities, and is governed by 4’s/IAB Version 3.0 for renewal and termination terms, confidentiality agreement, dispute resolution, and other clauses necessary for such a contract.

The Company adopted ASU 2014-09, Revenue from Contracts with Customers, for insertion or purchase orders (hereinafter, ‘contracts’) received from customers.

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services as per the contract with the customer. As a result, the Company accounts for revenue contracts with customers by applying the requirements of Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (Topic 606), which includes the following steps:

●	Identify the contract(s) and subsequent amendments with the customer.
●	Identify all performance obligations under the contract and any subsequent amendments.
●	Determine the transaction price for completing performance obligations.
●	Allocate the transaction price to the contract’s performance obligations.
●	Recognize the revenue when, or as, the Company satisfies a performance obligation.

The Company adopted ASC 606 using the modified retrospective method, applying it to all contracts not completed as of January 1, 2018. The Company presents results for reporting periods beginning after January 1, 2018, under ASC 606, while prior period amounts are reported in accordance with legacy GAAP. In addition to the above guidelines, the Company also considers implementation guidance on warranties, customer options, licensing, and other topics. The Company considers revenue collectability, methods for measuring progress toward complete satisfaction of a performance obligation, warranties, customer options for additional goods or services, non-refundable upfront fees, licensing, customer acceptance, and other relevant categories.

The Company accounts for a contract when the Company and the customer (‘parties’) have approved the contract and are committed to performing their respective obligations, where each party can identify their rights, obligations, and payment terms; the contract has commercial substance. The Company will likely collect substantially all of the consideration. Revenue is recognized when performance obligations are satisfied by transferring control of the promised goods or services to the customer. The Company fixes the transaction price for goods and services at contract inception. The Company’s standard payment terms are generally net 30 days, and in some cases, payment is due upon receipt of the invoice.

The Company considers a contract modification to be a change in the scope, price (or both) of a contract that the parties approve. The parties describe contract modifications as changes, variations, or amendments. A contract modification occurs when the parties to the contract approve a modification that either creates new or changes existing enforceable rights and obligations. The Company assumes a contract modification when approved in writing, by oral agreement, or implied through the customer’s customary business practice. If the parties to the contract have not agreed on a contract modification, the Company will continue to apply the guidance to the existing contract until the modification is approved. The Company recognizes contract modification in various forms, including but not limited to partial termination, an extension of the contract term with a corresponding price increase, adding new goods and services to the contract, with or without a corresponding price change, and reducing the contract price without a change in goods or services promised.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

For all its goods and services, at contract inception, the Company assesses the solutions or services, or bundles of solutions and services, obligated in the contract with a customer to identify each performance obligation within the contract and then evaluate whether the performance obligations are capable of being distinct and distinct within the context of the contract. Solutions and services that cannot be distinguished within the context of the agreement are combined and treated as a single performance obligation for the purposes of allocating and recognizing revenue. For multi-element transactions, the Company allocates the transaction price to each performance obligation based on its relative standalone selling price. The Company determines the standalone selling price for each item at the transaction’s inception, taking into account these multiple elements.

Performance Obligation	Types of Deliverables	When Performance Obligation is Typically Satisfied
Insertion Order for Online Advertising	The Company sets up the advertising campaign on Eva’s demand-side Platform. It specifies the ad types (banner, search, video, etc.), the campaign placement (Website, mobile, or ad networks), and the target audience (demographics, interests, etc.).	The Company recognizes consulting revenue when the customer receives services over the duration of the contract. If the customer pays the Company in advance for these services, the Company records this payment as deferred revenue until the services are completed.

The Company assumes that the goods or services promised in the existing contract will be transferred to the customer to determine the transaction price. The Company believes the agreement will not be cancelled, renewed, or modified; therefore, the transaction price includes only those rights the Company has under the present contract. For example, suppose the Company agrees with a customer on an original term of one year and expects the customer to renew for a second year. In that case, the Company will determine the transaction price based on the initial one-year period. When choosing the transaction price, the Company first identifies the fixed consideration, including non-refundable upfront payment amounts.

To allocate the transaction price, the Company allocates an amount that best represents the consideration the entity expects to receive for transferring each promised good or service to the customer. To meet the allocation objective, the Company allocates the transaction price to each performance obligation identified in the contract on a relative, standalone selling price basis. In determining the standalone selling price, the Company uses the best evidence of the price it charges similar customers in similar circumstances. The Company sometimes uses the adjusted market assessment approach to determine the standalone selling price. It evaluates the market in which it sells the goods or services and estimates the price customers would pay for those goods or services when sold separately.

The Company recognizes revenue when, or as, it transfers the promised goods or services under the contract. The Company considers the “transfers” of the promised goods or services to have occurred when the customer obtains control of them. The Company believes a customer “obtains control” of an asset when, or as, it can directly use the asset and obtain substantially all the remaining benefits from it. The Company recognizes deferred revenue related to services it will deliver within one year as a current liability. The Company presents deferred revenue for services to be provided more than one year in the future as a non-current liability.

Office Lease

Effective May 21, 2020, the Company’s new corporate address was 1800 Century Park East, Suite 600, Los Angeles, CA 90067 (“California Lease”). The Company has signed the California Lease on a month-to-month basis, entitled the Company to use the office and conference space on a need-only basis. The new lease is $229 per month, included in the General and Administrative expenses. For the fiscal year ended December 31, 2024, and 2023, the office’s rent payment was $2,748 and $2,748, included in the General and administrative expenses.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Our typical customers are advertising agencies classified under SIC7319 and businesses in various industries seeking to market their products and services using our platform, including media companies, financial institutions, and other retail entities. Our customers advertise with the media but perform no creative services (media buying services such as online traffic from Eva Live). We also deal with businesses (as described under NAICS 541810) organized to provide a full range of services (i.e., through in-house capabilities or subcontracting), including advice, creative services, account management, production of advertising material, media planning, and buying (i.e. placing advertising).

The Company earns revenues from advertisers by signing purchase or insertion orders based on Standard Terms and Conditions for Internet Advertising for Media Buys One Year or Less, Version 3.0, as defined in 4’s/IAB. Such terms and conditions offer media companies and advertising agencies an acceptable standard for conducting business for both parties. When incorporated into an insertion order, this protocol represents the Company and its customers’ shared understanding of doing business. The Company may also sign additional documents to cover sponsorships and other arrangements involving content association, integration, and special production. The Company considers an insertion order with its customers, a binding contract with the customer, or other similar documentation reflecting the terms and conditions under which it provides products or services. As a result, the Company considers the insertion order persuasive evidence of an arrangement. Each insertion is specific to the customer, defines each party’s fee schedule, duties, and responsibilities, and is governed by 4’s/IAB Version 3.0 for renewal and termination terms, confidentiality agreement, dispute resolution, and other clauses necessary for such contract.

The Company adopted ASU 2014-09 Revenue for insertion/purchase orders, or contract(s) (from now on known as ‘contracts’) received from customers.

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services as per the contract with the customer. As a result, the Company accounts for revenue contracts with customers by applying the requirements of Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (Topic 606), which includes the following steps:

●	Identify the contract(s) and subsequent amendments with the customer.
●	Identify all the performance obligations in the contract and subsequent amendments.
●	Determine the transaction price for completing performance obligations.
●	Allocate the transaction price to the performance obligations in the contract.
●	Recognize the revenue when, or as, the Company satisfies a performance obligation.

The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2018. The Company presents results for reporting periods beginning after January 1, 2018, under ASC 606, while prior period amounts are reported following legacy GAAP. In addition to the above guidelines, the Company also considers implementation guidance on warranties, customer options, licensing, and other topics. The Company considers revenue collectability, methods for measuring progress toward complete satisfaction of a performance obligation, warranties, customer options for additional goods or services, non-refundable upfront fees, licensing, customer acceptance, and other relevant categories.

The Company accounts for a contract when the Company and the customer (‘parties’) have approved the contract and are committed to performing their respective obligations, where each party can identify their rights, obligations, and payment terms; the contract has commercial substance. The Company will probably collect all of the consideration substantially. Revenue is recognized when performance obligations are satisfied by transferring control of the promised service to a customer. The Company fixes the transaction price for goods and services at contract inception. The Company’s standard payment terms are generally net 30 days and, in some cases, due upon receipt of the invoice.

The Company considers contract modification as a change in the scope or price (or both) of a contract that the parties approve. The parties describe contract modification as a change order, a variation, or an amendment. A contract modification exists when the parties to the contract approve a modification that either creates new or changes the existing enforceable rights and obligations of the parties to the contract. The Company assumes a contract modification when approved in writing, by oral agreement or implied by the customary business practice of the customer. If the parties to the contract have not agreed on a contract modification, the Company continues to apply the guidance to the existing contract until the contract modification is approved. The Company recognizes contract modification in various forms – including but not limited to partial termination, an extension of the contract term with a corresponding price increase, adding new goods and services to the contract, with or without a corresponding price change, and reducing the contract price without a change in goods or services promised.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Recognition Policy

We generate revenues as a principal-based or an agency-based service provider.

Under the principal-based model, the Company takes a principal position in the contract. The Company uses its platform to buy media (advertising inventory) directly from the media sellers. The Company repackages the advertising inventory for sale to Clients. The Company also performs other advertising and branding work for the Client – such as developing landing pages, websites, widget designs, banner designs, etc. The Company receives the Ad Spend or a marketing budget from the Client to perform such services. In some instances, these services are performed on a non-disclosure basis, meaning the Client does not know what the Company paid for the media space, time, or development. The Company recognizes the total Ad Spend of the Client as its revenue.

Under the agency-based model, the Company acts as an agent of the Client and negotiates deals with media sellers. The Client is responsible for paying the media sellers directly or for paying the Company, which then pays the media sellers on behalf of the Client. Under the agency-based model, the Company earns revenue by charging Clients a platform fee based on a percentage of a Client’s total spend (Ad Spend) on the purchase of the advertising from the Advertising Inventory Supplier (seller). We keep a percentage of that advertising spend as a fee and remit the remainder to the seller. The Company does not have any leverage to control the cost of seller inventory before the purchase by the Client. The platform fee we intend to charge Clients is a percentage of their purchases through our platform, similar to a commission, and the platform fee is not contingent on the results of an advertising campaign.

We recognize revenue upon fulfilling our contractual obligations with a completed transaction, subject to satisfying all other revenue recognition criteria.

Revenue Recognition

We generate revenue from Clients who enter into legally binding agreements with us to use our Eva Demand Side Platform (EVA DSP) and other digital marketing software platforms. We use the following criteria to determine revenue recognition through the following steps:

●	Identification of a legally binding contract with a customer and contract approval by all parties;
●	Identification of the performance obligations and rights regarding the goods or services in the contract;
●	Determination of the transaction price and payment terms;
●	Allocation of the transaction price to the performance obligations in the contract;
●	Recognition of revenue when or as the performance obligations are satisfied; and
●	Collectability of substantially all of the considerations is probable.

We keep agreements with each Client and seller in the form of insertion orders or MSAs, which set out the terms and conditions of the relationship and give access to our platform. Our performance obligation is to provide the use of our platform to Clients to build ad campaigns and select the advertising inventory, data, and other add-on features.

From time to time, the Company will judge if it acts as the principal or agent. As a result, the Company will decide to report revenue on a gross (Ad Spend) basis when acting as a principal for the amount spent on the platform or a net basis for the platform fees charged to the Client when acting as the agent. The Company considers the following guidelines to determine if the Company is acting as a Principal or an Agent to complete its performance obligation:

GAAP Consideration	Principal-Based	Agency-Based
Is another party responsible for fulfilling the contract?	No	Yes
Who owns the advertising inventory?	Company	Media Seller/Client
Who has the discretion in establishing prices for the other advertising inventory?	The Company, as it owns advertising inventory and other branding collateral to resell it to the Client.	Media Seller
The Company’s consideration is in the form of a commission.	No	Yes
Is the Company exposed to credit risk for the amount receivable/Ad Spend from the Client customer in exchange for the other party’s goods or services?	Yes, the Company carries the risk for the amount equal to the Ad Spend and is responsible for paying the media seller.	No, the Client pays the media seller directly, or the Client pays the Company, which pays the media seller. All fully disclosed.

We intend to disaggregate revenue into categories to provide useful information to the users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows. As our customer base expands or we start licensing our platform to third parties or our customers, we intend to divide our revenues into two categories:

a)	Campaign Revenues: Revenues derived from the principal-based model.

b)	Subscription Revenues: Revenues sourced from the agency-based model.

At present, we derive all revenues from the principal-based model.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

For all its goods and services, at contract inception, the Company assesses the solutions or services, or bundles of solutions and services, obligated in the contract with a customer to identify each performance obligation within the contract and then evaluate whether the performance obligations are capable of being distinct and distinct within the context of the contract. Solutions and services that are not capable of being distinct and distinct within the context of the agreement are combined and treated as a single performance obligation in determining the allocation and recognition of revenue. For multi-element transactions, the Company allocates the transaction price to each performance obligation on a relative standalone selling price basis. The Company determines the standalone selling price for each item at the transaction’s inception involving these multiple elements.

Performance Obligation	Types of Deliverables	When Performance Obligation is Typically Satisfied
Insertion Order for Online Advertising	The Company sets up the advertising campaign on Eva’s demand-side Platform. It specifies types of ads (banner, search, video, etc.), place of the campaign (Website, mobile, or ad networks), and target of the ads (demographics, interests, etc.).	The Company recognizes the consulting revenues when the customer receives services over the length of the contract. If the customer pays the Company in advance for these services, the Company records such payment as deferred revenue until the Company completes the services.

The Company assumes that the goods or services promised in the existing contract will be transferred to the customer to determine the transaction price. The Company believes the agreement will not be canceled, renewed, or modified; therefore, the transaction price includes only those the Company has rights to under the present contract. For example, suppose the Company agrees with a customer with an original term of one year and expects the customer to renew for a second year. In that case, the Company will determine the transaction price based on the initial one-year period. When choosing the transaction price, the Company first identifies the fixed consideration, including non-refundable upfront payment amounts.

To allocate the transaction price, the Company allocates an amount that best represents the consideration the entity expects to receive for transferring each promised good or service to the customer. To meet the allocation objective, the Company allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis. In determining the standalone selling price, the Company uses the best evidence of the standalone selling price that the Company charges to similar customers in similar circumstances. The Company sometimes uses the adjusted market assessment approach to determine the standalone selling price. It evaluates the market in which it sells the goods or services and estimates the price customers would pay for those goods or services when sold separately.

The Company recognizes revenue when or as it transfers the promised goods or services in the contract. The Company considers the “transfers” of the promised goods or services when the customer obtains control of the goods or services. The Company believes a customer “obtains control” of an asset when, or as, it can directly use and obtain all the remaining benefits from the asset substantially. The Company recognizes deferred revenue related to services it will deliver within one year as a current liability. The Company presents deferred revenue related to services that the Company will provide more than one year into the future as a non-current liability.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of Cash. The Company places its Cash with a major banking institution. The Company had cash balances exceeding the Federal Deposit Insurance Corporation limit as of September 30, 2025.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of Cash. The Company places its Cash with a major banking institution. The Company did not have cash balances over the Federal Deposit Insurance Corporation limit on December 31, 2024.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Legal Proceedings

Legal Proceedings

The Company discloses a loss contingency if there is at least a reasonable possibility that a material loss has been incurred. The Company records its best estimate of loss related to pending legal proceedings when the loss is considered probable, and the amount can be reasonably estimated. The Company can reasonably estimate a range of loss with no best estimate; the Company records the minimum estimated liability. As additional information becomes available, the Company assesses the potential liability of pending legal proceedings, revises its estimates, and updates its disclosures accordingly. The Company’s legal costs associated with defending itself are recorded as expenses incurred. The Company is currently not involved in any litigation.

Legal Proceedings

The Company discloses a loss contingency if at least there is a reasonable possibility that a material loss has been incurred. The Company records its best estimate of loss related to pending legal proceedings when the loss is considered probable, and the amount can be reasonably estimated. The Company can reasonably estimate a range of losses with no best estimate; the Company records the minimum estimated liability. As additional information becomes available, the Company assesses the potential liability of pending legal proceedings, revises its estimates, and updates its disclosures accordingly. The Company’s legal costs associated with defending itself are recorded as expenses incurred. The Company is currently not involved in any litigation.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment in accordance with FASB ASC 360, Property, Plant, and Equipment. Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that the Company may not be able to recover the carrying amounts. An impairment charge amount is recognized if and when the asset’s carrying value exceeds the fair value.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment following FASB ASC 360, Property, Plant, and Equipment. Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that the Company may not recover the carrying amounts. An impairment charge amount is recognized if and when the asset’s carrying value exceeds the fair value.

On July 13, 2022, the Company entered into a Share Exchange Agreement (“AdFlare SEA”) with AdFlare Limited, a company duly formed under the laws of Ireland (Reg. Number: 714192) (“AdFlare”), and the shareholders of AdFlare, Phil Aspin, an individual and Stephen Adds, an individual (collectively, the “Shareholders”) whereby the Company acquired One Hundred (100%) percent of the issued and outstanding shares of AdFlare in exchange for 125,000 shares of the Company’s restricted common stock valued at $1,500,000. The Company carried out the Goodwill Impairment Analysis as of December 31, 2022, where the carrying value of the Goodwill as of December 31, 2022, is $1,500,000. The fair market value of the implied Goodwill is approximately $0, which is less than the carrying value, and thus, the impairment as of December 31, 2022, is $1,500,000.

Provision for Income Taxes

Provision for Income Taxes

The provision for income taxes is determined using the asset and liability method. This method calculates deferred tax assets and liabilities based on the temporary differences between the consolidated financial statement and income tax bases of assets and liabilities using the enacted tax rates applicable each year.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions, commonly referred to as tax contingencies. The first step is to evaluate the tax position for recognition by determining whether the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including the resolution of related appeals or litigation. The second step is to measure the tax benefit at its maximum, more than 50%, which is likely to be realized upon ultimate settlement.

The Company considers various factors when evaluating and estimating its tax positions and benefits, which may necessitate periodic adjustments and may not accurately predict actual outcomes. The Company includes interest and penalties related to tax contingencies in the provision of income taxes in the consolidated statements of operations. The Management of the Company does not expect the total amount of unrecognized tax benefits to change significantly in the next 12 months.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Provision for Income Taxes

The provision for income taxes is determined using the asset and liability method. This method calculates deferred tax assets and liabilities based on the temporary differences between the consolidated financial statement and income tax bases of assets and liabilities using the enacted tax rates applicable yearly.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions (“tax contingencies”). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount, more than 50%, is likely to be realized upon ultimate settlement.

The Company considers many factors when evaluating and estimating its tax positions and benefits, which may require periodic adjustments and may not accurately forecast actual outcomes. The Company includes interest and penalties related to tax contingencies in the provision of income taxes in the consolidated statements of operations. The Company’s management does not expect the total amount of unrecognized tax benefits to change significantly in the next 12 months.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Website and Software Development Costs

Website and Software Development Costs

According to ASC 985-20, Software development costs, including expenses incurred to develop software sold, leased, or otherwise marketed, are capitalized after technological feasibility is established, if significant. The Company amortizes the capitalized software development costs using the straight-line amortization method over the estimated useful life of the application software. By December 2018, the Company had completed the activities (planning, designing, coding, and testing) necessary to demonstrate that it could produce and meet the design specifications for the Eva Platform and its components. The Company estimates the useful life of the software to be three (3) years.

The Company includes certain Website and app purchases in these capitalized costs. The capitalization of website costs is a significant portion of the total assets. The Company capitalizes on significant expenses incurred during the application development stage for internal-use software. The Company does not believe that capitalizing software development costs is a material matter.

The Company accounts for website development costs in accordance with Accounting Standards Codification 350-50, “Website Development Costs” (ASC 350-50). The Company capitalizes on external website development costs (“website costs”), which primarily include:

●	third-party costs related to acquiring domains and developing applications,
●	as well as costs incurred to develop or acquire and customize code for web applications,
●	costs to develop HTML web pages or develop templates and
●	costs to create original graphics for the website, which included the design and layout of each page.

The Company also capitalizes on costs incurred for website application and infrastructure development; we account for such costs in accordance with ASC 350-50. The Company estimates the useful life of the Website to be three (3) years.

Website and Software Development Costs

By ASC 985-20, Software development costs, including costs to develop software sold, leased, or otherwise marketed, are capitalized after establishing technological feasibility, if significant. The Company amortizes the Capitalized software development costs using the straight-line amortization method over the estimated useful life of the application software. For an arrangement to be considered a software lease (as opposed to a service contract), our Eva Platform meets both of the following criteria:

a)	The customer has the contractual right to take possession of the software at any time during the hosting period without incurring a significant penalty.

b)	It is feasible for the customer to either operate the software on its hardware or contract with another party (unrelated to the vendor) to host the software.

By December 2018, the Company completed the activities (planning, designing, coding, and testing) necessary to establish that it could produce and meet the design specifications of the Eva Platform and its various components. The Company estimates the useful life of the software to be three (3) years.

The Company includes certain Website and app purchases as part of these capitalized costs. The capitalization of website costs is a significant portion of the total assets. The Company capitalizes on significant expenses incurred during the application development stage for internal-use software. The Company does not believe that capitalizing software development costs is material.

The Company accounts for website development costs following Accounting Standards Codification 350-50 “Website Development Costs” (ASC 350-50). The Company capitalizes on external website development costs (“website costs”), which primarily include:

●	third-party costs related to acquiring domains and developing applications,
●	as well as costs incurred to develop or acquire and customize code for web applications,
●	costs to develop HTML web pages or develop templates and
●	costs to create original graphics for the Website that included the design or layout of each page.

The Company also capitalizes on costs incurred in website application and infrastructure development; we account for such costs following ASC 350-50. The Company estimates the useful life of the Website to be three (3) years.

The Company completed the development of the Eva Platform to sell, lease, or otherwise market the software externally. Eva Platform buys traffic from various sources and sells traffic to landing pages that display advertising via XML feeds. A price discrepancy exists between buying traffic on display and native platforms for specific keywords in an ad campaign and the XML search feeds.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

After the Company completed the technological feasibility of the Eva Platform, the Company capitalized a net cost of $792,500. The R&D expense is estimated at $47,500 per the Company’s certification provided by David Boulette, CEO. The life of the Eva/XML platform is estimated to be three years or 36 months.

The Eva Platform manages the entire ad buying/selling process by integrating into Google, Microsoft, Taboola, Revcontent, Gemini, and Facebook and allows thousands of ads to be created with a push of a button. The Eva Platform manages the money spent depending on keywords’ performance in the ad campaign to maximize the arbitrage revenue.

Eva Platform can function as standalone software or be sold or embedded in the Eva Platform, which the Company can lease to customers. The Company intends to sell, license, and market the Eva Platform to customers, where customers will have direct access to the software. The Company plans to install the Eva Platform on the customer’s hardware. Since the Eva Platform is fully automated, the customers can use the platform ‘as is’ without compromising the ability to use software or limiting value or utility. The Company provides both customer and technical support as part of the lease. The marginal cost of the download is insignificant.

Techno-economic feasibility Studies of the Eva Platform aimed to determine the project’s technical feasibility and financial viability, assess the risks associated with its development, and list activities and related costs.

From February 1, 2020, to March 15, 2020, David Boulette started the initial research and techno-feasibility into creating an XML Arbitrage Management Program branded as Eva XML Platform.

Under ASC 985-20 guidance, the Company had expensed the costs incurred to establish the technological feasibility of the Eva Platform as research and development (R&D) when incurred during November 2020. The R&D expense is estimated to be $47,500. The Company has calculated hourly at $75 per hour, based on the average software developer making $98,000 (75th percentile, Exhibit II) to $360,000 (David Boulette’s salary). For each task conducted in techno-economic feasibility, the Company calculated that David Boulette performed the work of two software developers.

The R&D expense breakdown is based on the hours spent, the complexity of work, and the expertise required of individuals and entities with relevant software and project management experience at a fair market value.

By ASC 985-20, the Company considers the remaining $792,500 as Eva Platform software development costs (“Development Cost”), including costs to develop software sold, leased, or otherwise marketed incurred after establishing technological feasibility.

From March 2020 to April 2020, the Company developed a comprehensive database, a graphic user interface, application programming interface layers (APIs), and microservice frames for each network integration. From April 2020 to October 2002, the Company began testing, adjusting, and integrating the platform with big data and ad service providers such as Google, Bing, Facebook, and Taboola. In November 2020, the Company began running end–to–end system performance tests with live test campaigns.

The Company has capitalized the ‘Development Cost’ with similar costs as Website and App Purchases and Eva Live website development costs, collectively known as the Eva Platform. The Eva Platform can be leased as a standalone module or embedded in the Eva Platform. The Eva Platform is an automated and intelligent advertiser campaign management platform (Eva Platform’). The platform enables advertisers to buy advertising space on several digital channels to reach their desired audience effectively.

The Company sells, licenses, and markets the Eva Platform to customers, where customers will have direct access to the software. As the Company leased the Eva XML platform in December 2020, the Company began the amortization of the capitalized costs and reported the costs at the net realizable value.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Share-based compensation to employees and non-employees

Share-based compensation to employees and non-employees

The Company applies ASC 718 guidance to account for share-based compensation for certain employees and non-employee individuals, including outsourced employees, non-employee directors, and consultants performing management functions, who are either employees or non-employees of the Company. The differences in accounting for share-based payment awards granted to employees versus non-employees relate to the measurement date and recognition requirements. The Company believes that an employee is the one who has the right to exercise sufficient control to establish an employer-employee relationship, as established in case law and currently outlined in the US Internal Revenue Service (IRS) Revenue Ruling 87-41.

Restricted securities are securities acquired in unregistered, private sales from the Company or an affiliate. The restricted securities require the owner to follow the US Securities and Exchange Commission guidelines defined under Rule 144 - Selling Restricted and Control Securities. On the other hand, restricted shares issued for consideration other than for goods or employee services are fully paid for immediately. As a result, the Company has expensed these shares at the time the contract was signed. There is no vesting period for non-employee stock options.

Share-based compensation to employees and non-employees

The Company uses ASC 718 guidance to apply share-based compensation accounting to certain employees and non-employee individuals, such as outsourced employees, non-employee directors, and consultants performing management functions, are employees or non-employees. The differences in the accounting for share-based payment awards granted to an employee versus a non-employee relate to the measurement date and recognition requirements. The Company believes an employee is the one who has the right to exercise sufficient control to establish an employer-employee relationship based on common law, as illustrated in case law and currently under US Internal Revenue Service (IRS) Revenue Ruling 87-41.

Restricted securities are securities acquired in unregistered, private sales from the Company or an affiliate. The restricted securities require the owner to follow the US Securities Exchange Commission guidelines defined under Rule 144 - Selling Restricted and Control Securities. On the other hand, restricted shares issued for consideration other than for goods or employee services are fully paid for immediately. As a result, the Company has expensed these shares at the time of the contract. There is no vesting period for non-employees.

Fair Value

Fair Value

The Company uses current market values to recognize certain assets and liabilities at a fair value. The fair value is the estimated price at which an asset can be sold, or a liability settled, in an orderly transaction to a third party under current market conditions. The Company uses the following methods and valuation techniques for deriving fair values:

Market Approach – The market approach uses the prices associated with actual market transactions for similar or identical assets and liabilities to derive a fair value.

Income Approach – The income approach utilizes estimated future cash flows or earnings, adjusted by a discount rate that reflects the time value of money and the risk of not achieving the cash flows, to derive a discounted present value.

Cost Approach – The cost approach uses the estimated cost to replace an asset, adjusted for the obsolescence of the existing asset.

The Company ranks the fair value hierarchy of information sources from Level 1 (the most reliable) to Level 3 (the least reliable). The Company uses these three levels to select inputs for valuation techniques:

Level I	Level 2	Level 3
Level 1 is a quoted price for an identical item in an active market on the measurement date. This is the most reliable evidence of fair value and is used whenever this information is available.	Level 2 is directly or indirectly observable inputs other than quoted prices. An example of a Level 2 input is a valuation multiple for a business unit, based on comparable entities’ sales.	Level 3 is an unobservable input. It may include the Company’s data, adjusted for other reasonably available information. Examples of Level 3 inputs include an internally generated financial forecast.

Fair Value

The Company uses current market values to recognize certain assets and liabilities at a fair value. Fair value is the estimated price at which an asset can be sold or a liability settled in an orderly transaction with a third party under current market conditions. The Company uses the following methods and valuation techniques for deriving fair values:

Market Approach – The market approach uses the prices associated with actual market transactions for similar or identical assets and liabilities to derive a fair value.

Income Approach – The income approach uses estimated future cash flows or earnings, adjusted by a discount rate representing the time value of money and the risk of cash flows not being achieved to derive a discounted present value.

Cost Approach – The cost approach uses the estimated cost to replace an asset adjusted for the obsolescence of the existing asset.

The Company ranks the fair value hierarchy of information sources from Level 1 (best) to Level 3 (worst). The Company uses these three levels to select inputs for valuation techniques:

Level I	Level 2	Level 3
Level 1 is a quoted price for an identical item in an active market on the measurement date. This is the most reliable evidence of fair value and is used whenever this information is available.	Level 2 is directly or indirectly observable inputs other than quoted prices. An example of a Level 2 input is a valuation multiple for a business unit based on comparable entities’ sales.	Level 3 is an unobservable input. It may include the Company’s data, adjusted for other reasonably available information. Examples of a Level 3 input are an internally generated financial forecast.

Basic and Diluted Income (Loss) per Share

Basic and Diluted Income (Loss) per Share

The Company follows ASC 260, Earnings Per Share, to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. As of September 30, 2025, and 2024, the Company had 31,341,436 and 30,912,281 basic and dilutive shares issued and outstanding, respectively. Common stock equivalents were dilutive during the three and nine months ending September 30, 2025, due to a net income of $1,824,316 and $6,445,111. As a result, common equivalent shares are included in the computation since their effect is dilutive. Common stock equivalents were non-dilutive during the three and nine months ended September 30, 2024, due to net losses of $4,951,202 and $5,114,854.

Basic and Diluted Income (Loss) per Share

The Company follows ASC 260, Earnings Per Share, to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. As of December 31, 2024, and 2023, the Company had 31,019,544 and 29,183,800 basic and dilutive shares issued and outstanding, respectively. Common stock equivalents were anti-dilutive during the fiscal year ending December 31, 2024, and 2023 due to a net loss of $3,753,268 and $6,610,119, respectively. Common equivalent shares are excluded from the computation since their effect is anti-dilutive.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific requirements. ASU 2014-09 establishes a five-step revenue recognition process; an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenues and cash flows from customers’ contracts. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 by one (1) year. The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2019. The Company presents results for reporting periods beginning after January 1, 2019, under ASC 606, while prior period amounts are reported following legacy GAAP. Refer to Note 2, Revenue from Major Contracts with Customers, for further discussion on the Company’s accounting policies for revenue sources within the scope of ASC 606.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 840), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The amendments to this standard are effective for fiscal years beginning after December 15, 2019. Early adoption of the amendments in this standard is permitted for all entities. The Company must recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company adopted this policy as of January 1, 2020, and there is no material affect on its financial reporting.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement.” The amendments modify the disclosure requirements in Topic 820 to add disclosures regarding changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty. The amendments removed and modified certain disclosure requirements in Topic 820. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Certain amendments are to be applied prospectively, while others are to be applied retrospectively. Early adoption is permitted.

The Company adopted the ASU 2018-13 as of January 1, 2020. The Company used the Level 1 Fair Market Measurement to conduct a goodwill impairment analysis, resulting in a goodwill impairment of $144,098,143 on the acquisition of EvaMedia on December 31, 2021. The Company conducted a goodwill impairment analysis of the AdFlare acquisition, resulting in a goodwill impairment of $1,500,000 on December 31, 2022. We evaluate goodwill and acquire intangible assets for impairment at least annually to confirm if the carrying amount of acquired intangible assets exceeds their fair value. The acquired intangible assets primarily consist of assets under management, wealth management license, and our technology. We use various qualitative or quantitative methods for these impairment tests to estimate the fair value of our acquired intangible assets. We will recognize an impairment charge for the difference if the fair value is less than its carrying value.

ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, issued in August 2020 simplifies the accounting for convertible debt and convertible preferred stock by removing the requirements to present certain conversion features in equity separately. In addition, the amendments also simplify the guidance in ASC Subtopic 815-40, Derivatives and Hedging: Contracts in Entity’s Own Equity, by removing certain criteria that must be satisfied to classify a contract as equity, which is expected to decrease the number of freestanding instruments and embedded derivatives accounted for assets or liabilities. Finally, the amendments revise the guidance on calculating earnings per share, requiring the use of the if-converted method for all convertible instruments and rescinding an entity’s ability to rebut the presumption of share settlement for instruments that may be settled in cash or other assets. The amendments are effective for public companies for fiscal years beginning after December 15, 2021. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The guidance must be adopted as of the beginning of the fiscal year of adoption. The Company does not expect this ASU 2020-06 to impact its condensed consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Rounding Error

Rounding Error

Due to rounding, the numbers presented in the financial statements for the periods ending September 30, 2025, and December 31, 2024, and throughout the report, may not precisely add up to the totals provided, and percentages may not accurately reflect the absolute figures.